Trade Receivables, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade Receivables, Net [Abstract]
Provision for (recovery of) credit loss on trade receivables	$ 11,639	$ 210,437	$ 103,534